INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net income per share
The following table sets forth the computation of basic and diluted net income per share attributable to the Company’s common shareholders for the years indicated:

	Year ended June 30,
	2019	2020	2021
Numerator:
Net income attributable to the Company as reported	$125,261	$79,396	$89,709
Less: Earnings allocated to participating securities	—	(83)	—

Net income attributable to common stockholders - basic	$125,261	$79,313	$89,709

Add:
Effect of Convertible Bond	562	93	—
Earnings allocated to participating securities	—	83	—
Less:
Earnings reallocated to participating securities considering potentially dilutive securities	—	(83)	—

Net income attributable to common stockholders – diluted	$125,823	$79,406	$89,709

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share(i)	60,456,524	60,478,717	60,566,709
Effect of dilutive securities
Convertible Bond	796,200	130,525	—
Restricted shares	21,160	—	947,040

Weighted average ordinary shares outstanding used in computing diluted income per share	61,273,884	60,609,242	61,513,749

Income per share – basic	$2.07	1.31	1.48

Income per share – diluted	$2.05	1.31	1.46

(i)
Vested and unissued restricted shares of 114,425, 15,000 and 15,000 shares are included in the computation of basic and diluted income per share for the years ended June 30, 2019, 2020 and 2021, respectively. The effect of share options has been excluded from the computation of diluted income per share for the years ended June 30, 2019 and 2020 as their effects would be anti-dilutive.